Condensed Statements of Combined Consolidated Operations (Unaudited) - USD ($) shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Revenues
Affiliate	[1]	$ 169	$ 148
Third-party		131	115
Total Revenues		300	263
Costs and Expenses
Operating and maintenance expenses		113	99
Imbalance settlement gains and reimbursements		(7)	(8)
General and administrative expenses		24	25
Depreciation and amortization expenses		44	44
Net gain on asset disposals and impairments		1	0
Total Costs and Expenses		175	160
OPERATING INCOME (Loss)		125	103
Interest and financing costs, net		(44)	(37)
Equity in earnings of unconsolidated affiliates		4	3
Other Operating Income (Expense), Net		6	0
Net Earnings		91	69
Loss attributable to Predecessors		1	5
Net earnings attributable to noncontrolling interest		0	(10)
Net Earnings Attributable to Partners		92	64
General partner's interest in net earnings, including incentive distribution rights		(32)	(14)
Limited Partners’ Interest in Net Earnings		$ 60	$ 50
Net Earnings per Limited Partner Unit
Common - basic		$ 0.64	$ 0.63
Common - diluted		$ 0.64	$ 0.63
Weighted average limited partner units outstanding:
Common units - basic		93.6	80.3
Common units - diluted		93.6	80.3
Cash distributions paid per unit		$ 0.7800	$ 0.6675

[1]	Tesoro accounted for 56% of our total revenues for both the three months ended March 31, 2016 and 2015.